Segment information	12 Months Ended
Jun. 30, 2022
6. Segment information

6. Segment information

IFRS 8 requires an entity to report financial and descriptive information about its reportable segments, which are operating segments or aggregations of operating segments that meet specified criteria. Operating segments are components of an entity about which separate financial information is available that is evaluated regularly by the CODM. According to IFRS 8, the CODM represents a function whereby strategic decisions are made and resources are assigned. The CODM function is carried out by the President of the Group, Mr. Eduardo S. Elsztain.

Segment information is reported from the perspective of products and services, considering separately the various activities being developed, which represent reporting operating segments given the nature of its products, services, operations and risks.

After the merger of the Company with IRSA CP, the structure is made up of the following five segments:

-Shopping Malls

-Offices

-Hotels

-Sales and development

-Others

The “Offices and Other Rental Properties” segment is renamed “Offices” and will exclusively include the results from the company’s six buildings. The other rental properties that were part of this segment were allocated to the “Sales and Developments” segment, which will include the results generated by these assets, as well as those from Land Reserves, Barter Agreements and Properties for Sale. Likewise, the “Others” segment is incorporated, which will group the results from investments in associates and foreign companies that were previously allocated in the “Corporate” and “International” segments. The “Shopping Malls” and “Hotels” segments did not undergo any changes.

Below is the segment information which was prepared as follows:

•	The Group operates in the following segments:

o	The “Shopping Malls” segment includes results principally comprised of lease and service revenues related to rental of commercial space and other spaces in the shopping malls of the Group.
o	The “Offices” segment includes the operating results from lease revenues of offices and other service revenues related to the office activities.
o

 The “Sales and Developments” segment includes the operating results of the development, maintenance and sales of undeveloped parcels of land and/or trading properties. Real estate sales results and other rental spaces are also included.

o	The "Hotels" segment includes the operating results mainly comprised of room, catering and restaurant revenues.
o

 The “Others” segment includes the entertainment activities through ALG Golf Center S.A., La Rural S.A. and Centro de Convenciones Buenos Aires (concession), We Are Appa investments in associates such as TGLT and the financial activities carried out through BHSA / BACS, as well as other investments in associates.

The CODM periodically reviews the results and certain asset categories and assesses performance of operating segments based on a measure of profit or loss of the segment composed by the operating income plus the share of profit / (loss) of joint ventures and associates. The valuation criteria used in preparing this information are consistent with IFRS standards used for the preparation of the Consolidated Financial Statements, except for the following:

•

Operating results from joint ventures are evaluated by the CODM applying proportional consolidation method. Under this method the profit/loss generated and assets are reported in the Statement of Income line-by-line based on the percentage held in joint ventures rather than in a single item as required by IFRS. Management believes that the proportional consolidation method provides more useful information to understand the business return. On the other hand, the investment in the joint venture La Rural S.A. is accounted for under the equity method since this method is considered to provide more accurate information in this case.

•

Operating results from Shopping Malls and Offices segments do not include the amounts pertaining to building administration expenses and collective promotion funds (“FPC”, as per its Spanish acronym) as well as total recovered costs, whether by way of expenses or other concepts included under financial results (for example default interest and other concepts). The CODM examines the net amount from these items (total surplus or deficit between building administration expenses and FPC and recoverable expenses).

The assets’ categories examined by the CODM are: investment properties, property, plant and equipment, trading properties, inventories, right to receive future units under barter agreements, investment in associates and goodwill. The sum of these assets, classified by business segment, is reported under “assets by segment”. Assets are allocated to each segment based on the operations and/or their physical location.

Most revenue from its operating segments is derived from, and their assets are located in, Argentina, except for some share of profit / (loss) of associates included in the “Others” segment located in USA.

Revenues for each reporting segments derive from a large and diverse client base and, therefore, there is no revenue concentration in any particular segment.

Until September 2020 the Group used to report its financial performance separately in two Operations Centers. However, as described in Note 1 to the Consolidated Financial Statements as of June 30, 2020, during September 2020 the Group lost control of IDBD and, then, has reclassified the results of Operations Center in Israel to discontinued operations. As a consequence of the situation described, from October 1, 2020, the Group reports its financial performance through a single Operation Center. Segment information for the previous fiscal years has been recast for the purposes of comparability with the present fiscal year.

Below is a summary of the Group’s lines of business and a reconciliation between the results from operations as per segment information and the results from operations as per the Consolidated Statements of Income and Other Comprehensive Income for the years ended June 30, 2022, 2021 and 2020:

	June 30, 2022
	Total	Joint ventures (1)	Expenses and collective promotion funds	Elimination of inter-segment transactions and non-reportable assets / liabilities (2)	Total as per statement of income / statement of financial position
Revenues	25,593	(233)	6,725	-	32,085
Costs	(5,333)	91	(6,874)	-	(12,116)
Gross profit / (loss)	20,260	(142)	(149)	-	19,969
Net gain from fair value adjustment of investment properties	12,328	1,322	-	-	13,650
General and administrative expenses	(5,327)	27	-	23	(5,277)
Selling expenses	(2,242)	5	-	-	(2,237)
Other operating results, net	28	-	56	(23)	61
Profit / (loss) from operations	25,047	1,212	(93)	-	26,166
Share of profit / (loss) of associates and joint ventures	466	(821)	-	-	(355)
Segment profit / (loss)	25,513	391	(93)	-	25,811
Reportable assets	325,837	(1,939)	-	48,894	372,792
Reportable liabilities	-	-	-	(203,065)	(203,065)
Net reportable assets	325,837	(1,939)	-	(154,171)	169,727
	June 30, 2021
	Total	Joint ventures (1)	Expenses and collective promotion funds	Elimination of inter-segment transactions and non-reportable assets / liabilities (2)	Total as per statement of income / statement of financial position
Revenues	16,585	(82)	4,830	(51)	21,282
Costs	(5,665)	115	(5,213)	-	(10,763)
Gross profit / (loss)	10,920	33	(383)	(51)	10,519
Net (loss) / gain from fair value adjustment of investment properties	(12,542)	(200)	-	-	(12,742)
General and administrative expenses	(5,049)	22	-	79	(4,948)
Selling expenses	(2,477)	34	-	-	(2,443)
Other operating results, net	(256)	(33)	176	(28)	(141)
Loss from operations	(9,404)	(144)	(207)	-	(9,755)
Share of loss of associates and joint ventures	(6,541)	(641)	-	-	(7,182)
Segment loss	(15,945)	(785)	(207)	-	(16,937)
Reportable assets	335,973	(2,481)	-	31,833	365,325
Reportable liabilities	-	-	-	(229,672)	(229,672)
Net reportable assets	335,973	(2,481)	-	(197,839)	135,653

	June 30, 2020
	Total	Joint ventures (1)	Expenses and collective promotion funds	Elimination of inter-segment transactions and non-reportable assets / liabilities (2)	Total as per statement of income / statement of financial position
Revenues	27,434	(150)	7,638	(54)	34,868
Costs	(6,725)	132	(7,956)	-	(14,549)
Gross profit / (loss)	20,709	(18)	(318)	(54)	20,319
Net gain from fair value adjustment of investment properties	83,728	(648)	-	-	83,080
General and administrative expenses	(5,527)	35	-	79	(5,413)
Selling expenses	(3,029)	41	-	-	(2,988)
Other operating results, net	29	42	149	(25)	195
Profit / (loss) from operations	95,910	(548)	(169)	-	95,193
Share of profit of associates and joint ventures	17,367	420	-	-	17,787
Segment profit / (loss)	113,277	(128)	(169)	-	112,980
Reportable assets (3)	1,498,210	(1,704)	-	48,303	1,544,809
Reportable liabilities (3)	(987,692)	-	-	(255,011)	(1,242,703)
Net reportable assets (3)	510,518	(1,704)	-	(206,708)	302,106

(1)	Represents the equity value of joint ventures that were proportionately consolidated for information by segment purposes.
(2)

Includes deferred income tax assets, income tax and minimum presumed income tax credits, trade and other receivables, investment in financial assets, cash and cash equivalents and intangible assets except for rights to receive future units under barter agreements, net of investments in associates with negative equity which are included in provisions in the amount of ARS 8, ARS 12 and ARS 43, as of June 30, 2022, 2021 and 2020, respectively.

(3)	Includes assets and liabilities from IDBD.

Below is a summarized analysis of the lines of Group business for the fiscal years ended June 30, 2022, 2021 and 2020:

	June 30, 2022
	Shopping Malls	Offices	Sales and developments	Hotels	Others	Total
Revenues	17,334	3,041	746	4,300	172	25,593
Costs	(1,495)	(293)	(581)	(2,456)	(508)	(5,333)
Gross profit / (loss)	15,839	2,748	165	1,844	(336)	20,260
Net gain / (loss) from fair value adjustment of investment properties	553	(5,391)	17,106	-	60	12,328
General and administrative expenses	(2,862)	(341)	(1,058)	(730)	(336)	(5,327)
Selling expenses	(847)	(78)	(922)	(340)	(55)	(2,242)
Other operating results, net	(142)	(23)	(48)	(59)	300	28
Profit / (loss) from operations	12,541	(3,085)	15,243	715	(367)	25,047
Share of profit of associates and joint ventures	-	-	-	-	466	466
Segment profit / (loss)	12,541	(3,085)	15,243	715	99	25,513

Investment properties and trading properties	91,770	68,197	142,511	-	430	302,908
Investment in associates and joint ventures	-	-	-	-	11,578	11,578
Other operating assets	299	2,537	2,984	4,183	1,348	11,351
Reportable assets	92,069	70,734	145,495	4,183	13,356	325,837

From all the revenues corresponding to the segments, ARS 25,579 are originated in Argentina, and ARS 14 in the U.S. No external client represents 10% or more of revenue of any of the reportable segments. From all of the assets corresponding to the segments, ARS 323,901 are located in Argentina and ARS 1,936 in other countries, principally in USA for ARS 296 and Uruguay for ARS 1,630.

	June 30, 2021
	Shopping Malls	Offices	Sales and developments	Hotels	Others (i)	Total
Revenues	8,727	4,401	1,271	1,510	676	16,585
Costs	(1,428)	(236)	(1,379)	(1,746)	(876)	(5,665)
Gross profit / (loss)	7,299	4,165	(108)	(236)	(200)	10,920
Net (loss) / gain from fair value adjustment of investment properties	(33,349)	9,088	11,658	-	61	(12,542)
General and administrative expenses	(2,348)	(685)	(1,164)	(699)	(153)	(5,049)
Selling expenses	(740)	(307)	(1,145)	(231)	(54)	(2,477)
Other operating results, net	(207)	(8)	(8)	(20)	(13)	(256)
(Loss) / profit from operations	(29,345)	12,253	9,233	(1,186)	(359)	(9,404)
Share of loss of associates and joint ventures	-	-	(26)	-	(6,515)	(6,541)
Segment (loss) / profit	(29,345)	12,253	9,207	(1,186)	(6,874)	(15,945)

Investment properties and trading properties	89,070	119,013	102,415	-	423	310,921
Investment in associates and joint ventures	-	-	-	-	14,609	14,609
Other operating assets	436	1,839	3,271	4,269	628	10,443
Reportable assets	89,506	120,852	105,686	4,269	15,660	335,973

(i)	Includes the result for the investment in TGLT y BHSA for ARS (3,496) and ARS (1,240) respectively, in the line “Share of loss of associates and joint ventures”.

From all the revenues included in the segments ARS 16,557 are originated in Argentina and ARS 28 are originated in USA. No external client represents 10% or more of revenue of any of the reportable segments. From all of the assets included in the segments, ARS 328,863 are located in Argentina and ARS 7,110 in other countries, principally in USA for ARS 5,692 and Uruguay for ARS 1,468.

	June 30, 2020
	Shopping Malls	Offices	Sales and developments	Hotels	Others (i)	Total
Revenues	14,569	5,616	2,025	4,978	246	27,434
Costs	(1,401)	(192)	(1,825)	(3,066)	(241)	(6,725)
Gross profit	13,168	5,424	200	1,912	5	20,709
Net (loss) / gain from fair value adjustment of investment properties	(5,185)	54,755	34,495	-	(337)	83,728
General and administrative expenses	(2,044)	(601)	(1,217)	(897)	(768)	(5,527)
Selling expenses	(1,751)	(185)	(502)	(566)	(25)	(3,029)
Other operating results, net	42	(20)	(111)	(49)	167	29
Profit / (loss) from operations	4,230	59,373	32,865	400	(958)	95,910
Share of profit of associates and joint ventures	-	-	-	-	17,367	17,367
Segment profit	4,230	59,373	32,865	400	16,409	113,277

Investment properties and trading properties	120,956	147,863	89,401	-	942	359,162
Investment in associates and joint ventures	-	-	1,310	-	21,529	22,839
Other operating assets	500	160	1,931	4,527	702	7,820
Reportable assets	121,456	148,023	92,642	4,527	23,173	389,821

(ii)

Includes the result for the investment in New Lipstick for ARS 18,399 in the line “Share of profit of associates and joint ventures”. Such amount under the previous classification was included in the International segment, however the CODM does not analyze it anymore as an independent segment due to the cessation of the activities of Condor and New Lipstick.

From all the revenues corresponding included in the segments ARS 26,221 are originated in Argentina, ARS 1,179 are originated in Uruguay and ARS 34 are originated in USA. No external client represents 10% or more of revenue of any of the reportable segments. From all of the assets included in the segments, ARS 405,499 are located in Argentina and ARS (15,678) in other countries, principally in USA for ARS (17,121) and Uruguay for ARS 1,433.